Capital and reserves - Issuance of common shares with restrictions (Narrative) (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 17, 2018	Jan. 07, 2016
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share)	SFr 0.02	SFr 0.40
Payroll charge	SFr 27,730	SFr 354,851	SFr 290,783
Common shares outstanding (in shares)	35,516,785	48,373,890	34,329,704
Common shares nominal value
Disclosure of classes of share capital [line items]
Shares awarded and issued (in shares)	35,516,785	48,373,890
Nominal value (in CHF per share)	SFr 0.02	SFr 0.40	SFr 0.40
Common shares outstanding (in shares)	710,335.70	19,349,556		742,833
Restricted common shares | Equity Incentive Plan | Common shares nominal value
Disclosure of classes of share capital [line items]
Shares awarded and issued (in shares)					25,813
Nominal value (in CHF per share)					SFr 0.40
Payroll charge		SFr 188,092